CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (676,512)	$ (787,518)	$ (990,233)	$ (1,097,141)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible notes payable	95,517	343,385	378,008	398,067
Depreciation	1,678	$ 3,780	$ 2,368	$ 5,854
Preferred stock issued for control	$ 140,000
Impairment of goodwill				$ 27,868
Impairment of inventory				14,500
Changes in operating assets and liabilities:
Inventory	$ (1,597)	$ (3,073)	$ 4,110	9,271
Prepaid expenses	1,095	$ 491	$ (254)	$ (491)
Security deposits	(350)
Accounts payable and accrued liabilities	(44,802)	$ 128,616	$ 207,963	$ 74,429
Accrued interest payable	30,141	17,165	26,228	35,825
NET CASH USED IN OPERATING ACTIVITIES	$ (454,830)	$ (297,154)	$ (371,810)	(531,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets				(6,708)
NET CASH USED IN INVESTING ACTIVITIES				(6,708)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances	$ 423,909	$ 237,187	$ 276,822	432,683
Proceeds from related party advances	$ 35,791	21,926	$ 33,709	38,442
Repayments of related party advances				(1,818)
Proceeds from notes payable		$ 3,930	$ 5,000	$ 50,000
Repayments of notes payable	$ (8,962)		(3,914)
Bank overdraft	284
NET CASH PROVIDED BY FINANCING ACTIVITIES	451,022	$ 263,043	311,617	$ 519,307
NET DECREASE IN CASH	(3,808)	(34,111)	(60,193)	(19,219)
CASH, at the beginning of the period	5,180	65,373	65,373	84,592
CASH, at the end of the period	1,372	$ 31,262	$ 5,180	$ 65,373
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for: Interest	$ 2,330
Cash paid during the period for: Taxes
Noncash investing and financing activities:
Refinance of advances into convertible notes payable		$ 125,059	$ 426,275	$ 416,685
Refinance of accounts payable into convertible notes payable	$ 423,909	386,640	125,059
Beneficial conversion discount on convertible notes	423,909	360,299	399,935	$ 416,685
Conversion of convertible notes to common stock	$ 199,959	$ 369,322	$ 401,582	$ 446,109